Equity Investments Without Readily Determinable Fair Value - Additional Information (Details) - Privatecompany	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Trading Securities And Other Trading Assets [Line Items]
number of invested companies without readily determianable fair value	4	4
Maximum
Schedule Of Trading Securities And Other Trading Assets [Line Items]
investment percentage	10.00%	10.00%